Trade receivables (Details) € in Thousands	12 Months Ended
Dec. 31, 2025 EUR (€)
Trade receivables
Trade receivables
Allowance account for credit losses	€ 1,761
No single customer
Trade receivables
Percentage of revenue	5.00%